Share-Based Compensation Expenses (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of estimated fair value of binomial option pricing model
	Share awards granted on January 3, 2017 (2018 Option)	Share awards granted on December 31, 2019 (2019 Option)

Expected volatility	40%	41.52%
Expected dividends	-	-
Risk-free interest rate	3.10%	3.12%
Expected term (in years)	5	5
Expected life (in years)	6	8

Schedule of summary of share option activity
	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2016	-	-	-
Granted	187,933,730	-	1.27
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2017	187,933,730	-	1.27
Exercisable, December 31, 2017	112,760,238	-	1.27
Expected to vest, December 31, 2017	75,173,492	-	1.27

Balance, December 31, 2017	187,933,730	-	1.27
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2018	187,933,730	-	1.27
Exercisable, December 31, 2018	150,346,984	-	1.27
Expected to vest, December 31, 2018	37,586,746	-	1.27

Balance, December 31, 2018	187,933,730	-	1.27
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2019	187,933,730	-	1.27
Exercisable, December 31, 2019	187,933,730	-	1.27
Expected to vest, December 31, 2019	-	-	-

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2018	-	-	-
Granted	119,674,780	-	0.72
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2019	119,674,780	-	0.72
Exercisable, December 31, 2019	-	-	-
Expected to vest, December 31, 2019	119,674,780	-	0.72

Balance, December 31, 2019	119,674,780	-	0.72
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2020	119,674,780	-	0.72
Exercisable, December 31, 2020	59,837,390	-	0.72
Expected to vest, December 31, 2020	59,837,390	-	0.72

Balance, December 31, 2020	119,674,780	-	0.72
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, December 31, 2021	119,674,780	-	0.72
Exercisable, December 31, 2021	95,739,824	-	0.72
Expected to vest, December 31, 2021	23,934,956	-	0.72

Balance, December 31, 2021	119,674,780	-	0.72
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-

Balance, September 30, 2022	119,674,780	-	0.72
Exercisable, September 30, 2022	95,739,824	-	0.72
Expected to vest, September 30, 2022	23,934,956	-	0.72

Schedule of fair value of options and ordinary shares estimated at the dates of option grants
Date of options grant	Options granted	Exercise price	Fair value of option	Fair value of ordinary shares

January 3, 2017	75,173,492	RMB0.50	RMB1.26	RMB1.72
January 3, 2017	112,760,238	RMB0.50	RMB1.27	RMB1.72
December 31, 2019	83,772,346	RMB1.00	RMB0.71	RMB1.40
December 31, 2019	35,902,434	RMB1.00	RMB0.75	RMB1.40